CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net income/(loss)	$ (706)	$ 33,077
Adjustments to reconcile net income/(loss) to cash provided by operating activities
Depreciation and amortization of deferred charges	22,106	26,661
Amortization of debt issuance costs (Note 12)	1,253	1,293
Compensation cost on restricted stock (Note 11(g))	5,007	4,826
Gain on derivative instruments (Note 8)	(361)	0
Gain on sale of vessels (Note 6)	(1,572)	(4,995)
Gain/(loss) on investments (Note 5)	1,751	(761)
Loss on extinguishment of debt	0	748
Gain on deconsolidation of subsidiary	0	(844)
(Gain) /loss from equity method investments (Note 4)	231	(244)
Loss on warrants (Note 11(e))	6,773	0
(Increase) / Decrease
Accounts receivable, trade	(1,408)	2,832
Due from related parties	164	35
Inventories	341	(95)
Prepaid expenses and other assets	(43)	(2,833)
Other non-current assets	0	(409)
Investments in equity securities	20,329	0
Increase / (Decrease)
Accounts payable, trade and other	508	(960)
Due to related parties	(540)	59
Accrued liabilities	(2,139)	(987)
Deferred revenue	(416)	(1,978)
Other non-current liabilities	19	77
Drydock cost	(2,114)	(2,947)
Net Cash Provided by Operating Activities	49,183	52,555
Cash Flows from Investing Activities:
Payments for vessels under construction and vessel improvements (Note 6)	(16,702)	(29,125)
Proceeds from sale of vessels, net of expenses (Note 6)	12,504	18,603
Payments to acquire investments (Note 4)	(26,671)	0
Time deposits (Note 2)	20,000	(7,500)
Payments to acquire other assets	0	216
Cash divested from deconsolidation	0	(771)
Proceeds from convertible loan with limited partnership	0	25,189
Payments to acquire property, furniture and fixture (Note 7)	(2,755)	(308)
Net Cash Provided by/(Used in) Investing Activities	(13,624)	5,872
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt and finance liabilities	0	57,696
Proceeds from issuance of common stock, net of expenses (Note 11(e))	14,681	(76)
Payments of dividends, preferred stock (Note 11(b))	(2,884)	(2,884)
Payments of dividends, common stock (Note 11(f))	(18,368)	(15,965)
Payments of financing costs (Notes 8 and 9)	0	(1,656)
Repayments of long-term debt and finance liabilities (Notes 8 and 9)	(30,539)	(49,353)
Net Cash Used In Financing Activities	(37,110)	(12,238)
Cash, Cash Equivalents and Restricted Cash, Period Increase/(Decrease)	(1,551)	46,189
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	121,592	97,428
Cash, Cash Equivalents and Restricted Cash, Ending Balance	120,041	143,617
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	100,541	123,117
Restricted cash, non-current	19,500	20,500
Cash, Cash Equivalents and Restricted Cash, Total	120,041	143,617
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash acquisition of assets	0	7,809
Stock issued in noncash financing activities (Note 11(e))	13,111	7,809
Non-cash investments acquired	0	10,000
Noncash dividend	0	10,761
Interest paid, net of amounts capitalised	$ 22,677	$ 22,523